EMPLOYEE FUTURE BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
2014	27.6
2015	27.2
2016	26.8
2017	25.6
2018	24.2
2019 - 2022	110.0
Other Benefit Plans [Member]
2014	6.3
2015	6.7
2016	7.1
2017	7.6
2018	8.0
2019 - 2022	48.2